Schedule of Investments (unaudited)	iShares® MSCI Brazil Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Embraer SA(a)	989,454	$2,583,580

Auto Components — 1.0%
Mahle-Metal Leve SA	54,143	300,067
Tupy SA	101,399	553,368
		853,435
Biotechnology — 0.4%
Blau Farmaceutica SA(a)	50,364	286,111

Commercial Services & Supplies — 1.9%
Ambipar Participacoes e Empreendimentos SA	63,542	286,526
GPS Participacoes e Empreendimentos SA(b)	376,802	904,728
Orizon Valorizacao de Residuos SA(a)	50,286	379,857
		1,571,111
Communications Equipment — 0.9%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	115,204	714,177

Diversified Consumer Services — 3.2%
Anima Holding SA(a)	426,058	362,892
Cogna Educacao(a)	2,639,614	1,139,398
Cruzeiro do Sul Educacional SA	238,716	190,905
YDUQS Participacoes SA	413,023	915,291
		2,608,486
Electric Utilities — 7.3%
Alupar Investimento SA	206,091	1,100,878
Cia. Paranaense de Energia	96,886	743,446
Cia. Paranaense de Energia, New	241,171	349,021
EDP - Energias do Brasil SA	367,857	1,504,220
Light SA	366,823	404,334
Transmissora Alianca de Energia Eletrica SA	289,572	1,927,374
		6,029,273
Food & Staples Retailing — 2.2%
Cia. Brasileira de Distribuicao	227,561	910,797
Grupo Mateus SA(a)	776,911	908,755
		1,819,552
Food Products — 7.9%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	64,801	338,156
Camil Alimentos SA	177,230	310,789
Jalles Machado SA	144,350	222,255
M. Dias Branco SA	119,208	901,867
Marfrig Global Foods SA	464,175	782,667
Minerva SA	384,389	925,908
Sao Martinho SA	224,077	1,237,544
SLC Agricola SA	164,335	1,421,248
Tres Tentos Agroindustrial SA	174,494	372,906
		6,513,340
Health Care Providers & Services — 4.0%
CM Hospitalar SA	140,860	453,306
Fleury SA	270,437	923,978
Fleury SA, NVS	57,762	206,032
Hospital Mater Dei SA	133,626	196,988
Instituto Hermes Pardini SA	64,482	288,776
Odontoprev SA	399,799	651,007
Oncoclinicas do Brasil Servicos Medicos SA(a)	210,223	311,931
Qualicorp Consultoria e Corretora de Seguros SA	199,746	236,723
		3,268,741
Security	Shares	Value

Hotels, Restaurants & Leisure — 1.6%
CVC Brasil Operadora e Agencia de Viagens SA(a)	389,973	$377,998
Smartfit Escola de Ginastica e Danca SA(a)	329,841	964,858
		1,342,856
Household Durables — 3.3%
Cury Construtora e Incorporadora SA	184,747	391,969
Cyrela Brazil Realty SA Empreendimentos e Participacoes	421,705	1,166,945
Ez Tec Empreendimentos e Participacoes SA	155,420	450,744
MRV Engenharia e Participacoes SA	441,812	731,337
		2,740,995
Independent Power and Renewable Electricity Producers — 6.8%
AES Brasil Energia SA	342,264	689,231
Auren Energia SA	351,647	937,165
Eneva SA(a)	1,337,199	3,179,788
Omega Energia SA(a)	400,596	773,502
		5,579,686
Insurance — 2.6%
IRB Brasil Resseguros S/A(a)	3,124,178	451,528
Sul America SA	398,034	1,727,331
		2,178,859
IT Services — 3.4%
Cielo SA	1,719,649	1,587,312
Infracommerce CXAAS SA(a)	229,095	203,519
Locaweb Servicos de Internet SA(a)(b)	625,064	1,011,791
		2,802,622
Machinery — 0.6%
Iochpe Maxion SA	194,598	494,993

Marine — 0.4%
Hidrovias do Brasil SA(a)	695,205	357,694

Metals & Mining — 0.9%
Bradespar SA	48,290	243,714
Cia. Brasileira de Aluminio	209,523	488,544
		732,258
Oil, Gas & Consumable Fuels — 4.0%
3R Petroleum Oleo E Gas SA(a)	256,469	1,828,126
Enauta Participacoes SA	149,552	386,175
Petroreconcavo SA	185,288	1,097,228
		3,311,529
Paper & Forest Products — 0.9%
Dexco SA	481,663	775,027

Professional Services — 0.3%
Boa Vista Servicos SA	299,227	282,543

Real Estate Management & Development — 8.0%
Aliansce Sonae Shopping Centers SA	205,608	709,615
BR Malls Participacoes SA	1,106,789	1,866,208
BR Properties SA	266,779	313,080
Iguatemi SA	306,281	1,116,679
Iguatemi SA	328,240	161,294
JHSF Participacoes SA	477,768	510,051
LOG Commercial Properties e Participacoes SA	64,663	217,315
Multiplan Empreendimentos Imobiliarios SA	397,492	1,756,384
		6,650,626
Road & Rail — 2.5%
Movida Participacoes SA	203,844	348,031
SIMPAR SA	471,718	693,576

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA	412,266	$1,053,436
		2,095,043
Specialty Retail — 2.2%
Grupo SBF SA	137,056	385,336
Pet Center Comercio e Participacoes SA	486,951	691,576
Via S/A(a)	1,798,669	755,605
		1,832,517
Technology Hardware, Storage & Peripherals — 0.3%
Multilaser Industrial SA	288,540	205,729

Textiles, Apparel & Luxury Goods — 5.9%
Arezzo Industria e Comercio SA	92,663	1,599,396
Grendene SA	444,139	567,439
Grupo De Moda Soma SA	717,481	1,594,141
Guararapes Confeccoes SA	140,434	199,176
Vivara Participacoes SA	149,505	635,548
Vulcabras Azaleia SA	120,987	295,861
		4,891,561
Trading Companies & Distributors — 0.8%
Armac Locacao Logistica E Servicos SA	145,903	329,237
Mills Estruturas e Servicos de Engenharia SA	155,905	310,347
		639,584
Transportation Infrastructure — 2.3%
EcoRodovias Infraestrutura e Logistica SA(a)	342,810	288,023
Santos Brasil Participacoes SA	728,883	1,068,881
Wilson Sons Holdings Brasil SA, NVS	277,323	569,145
		1,926,049
Water Utilities — 1.9%
Cia. de Saneamento de Minas Gerais-COPASA	267,430	814,243
Cia. de Saneamento do Parana	208,051	769,364
		1,583,607
Total Common Stocks — 80.6%
(Cost: $66,839,859)		66,671,584

Preferred Stocks

Aerospace & Defense — 0.3%
Taurus Armas SA, Preference Shares, NVS	94,785	268,500

Airlines — 1.6%
Azul SA, Preference Shares, NVS	401,259	949,533
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	260,455	417,081
		1,366,614
Banks — 2.0%
Banco ABC Brasil SA, Preference Shares, NVS	118,834	449,519
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	284,886	547,335
Banco Pan SA, Preference Shares, NVS	456,278	631,308
		1,628,162
Security	Shares	Value

Chemicals — 1.6%
Unipar Carbocloro SA, Class B, Preference Shares, NVS	68,903	$1,290,334

Electric Utilities — 2.6%
Cia. Energetica do Ceara, Class A, Preference Shares, NVS	19,317	161,926
Cia. Paranaense de Energia, Preference Shares, NVS	1,254,869	1,953,875
		2,115,801
Machinery — 0.9%
Marcopolo SA, Preference Shares, NVS	681,090	322,869
Randon SA Implementos e Participacoes, Preference Shares, NVS	254,442	457,465
		780,334
Metals & Mining — 7.5%
Bradespar SA, Preference Shares, NVS	358,838	1,956,915
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	49,692	541,509
Metalurgica Gerdau SA, Preference Shares, NVS	1,015,743	2,679,627
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	654,893	986,879
		6,164,930
Textiles, Apparel & Luxury Goods — 1.2%
Alpargatas SA, Preference Shares, NVS	314,103	1,013,850
Water Utilities — 0.5%
Cia. de Saneamento do Parana, Preference Shares, NVS	584,894	428,300
Total Preferred Stocks — 18.2%
(Cost: $12,872,177)		15,056,825
Total Long-Term Investments — 98.8%
(Cost: $79,712,036)		81,728,409

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	190,000	190,000

Total Short-Term Securities — 0.2%
(Cost: $190,000)		190,000

Total Investments — 99.0%
(Cost: $79,902,036)		81,918,409

Other Assets Less Liabilities — 1.0%		789,108

Net Assets — 100.0%		$82,707,517

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$40,000	$150,000	(a)	$—	$—	$—	$190,000	190,000	$644	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	18	12/16/22	$880	$7,911

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$65,982,353	$689,231	$—	$66,671,584
Preferred Stocks	15,056,825	—	—	15,056,825
Money Market Funds	190,000	—	—	190,000
	$81,229,178	$689,231	$—	$81,918,409
Derivative financial instruments(a)
Assets
Futures Contracts	$7,911	$—	$—	$7,911

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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